Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant accounting policies [line items]
Change in research and development			€ 3,500,000	€ 1,700,000
Change in general and administrative expenses			1,300,000	700,000
Financial instruments	€ 100,000
Revenue		€ 76,442,505	66,790,840	€ 49,743,515
Non-current prepaid expenses		2,199,000	2,546,000
Other current liabilities		832,000	3,586,000
Other non-current liabilities		707,893	797,537
Maximum credit risk corresponded to carrying amounts of debt instruments		44,600,000
Derivative financial instruments unrealized gross gain loss		€ 100,000	€ (300,000)
Increase in variable interest rate		0.50%	0.50%	0.50%
Decrease in variable interest rate		0.50%	0.50%	0.50%
Description of credit default swaps		The Group currently classifies an increase in credit risk on debt instruments as significant if the premium on a counterparty credit default swap exceeds 100 basis points at the reporting date (Level 2).
Equity ratio		90.60%	86.30%
Payment of investment subsidies		€ 0	€ 0	€ 0
Diluted number of shares		120,214	87,904	99,764
Dilutive effect of share options on number of ordinary shares		52,930
Rent deposits [member]
Disclosure of significant accounting policies [line items]
Maximum credit risk of financial guarantees		€ 700,000	€ 1,100,000
IAS 39 [member]
Disclosure of significant accounting policies [line items]
Carrying amounts of financial instruments		0
Financial assets at amortized cost		0
IFRS 15 [member]
Disclosure of significant accounting policies [line items]
Decrease in deferred revenue	1,100,000
Decrease in accumulated deficit	1,100,000
IAS 18 [member]
Disclosure of significant accounting policies [line items]
Revenue		1,100,000
IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Rights of use assets and lease liabilities		40,600,000
IFRS 16 [member] | Prepaid Rent [member]
Disclosure of significant accounting policies [line items]
Current prepaid expenses		300,000
Non-current prepaid expenses		2,100,000
IFRS 16 [member] | Deferred rent -free [member]
Disclosure of significant accounting policies [line items]
Other current liabilities		100,000
Other non-current liabilities		€ 700,000
Patents [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives		10 years
License rights [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives		8 - 10 years
Software [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives		3 - 5 years
Cash and cash equivalents [member] | IFRS9 [member]
Disclosure of significant accounting policies [line items]
Financial instruments	€ 100,000
Currency risk [member]
Disclosure of significant accounting policies [line items]
Number of unsettled forward rate agreements		9	12
Derivative financial instruments unrealized gross gain loss		€ 100,000	€ (300,000)	€ 100,000
Ten percent increase in foreign exchange rate [member] | Currency risk [member]
Disclosure of significant accounting policies [line items]
Decrease in foreign exchange rates of income		(1,400,000)	(200,000)	(100,000)
Ten percent decrease in foreign exchange rate [member] | Currency risk [member]
Disclosure of significant accounting policies [line items]
Decrease in foreign exchange rates of income		1,700,000	200,000	100,000
0.5% increase in variable interest rate [member]
Disclosure of significant accounting policies [line items]
Increase in net result		400,000	600,000	300,000
0.5% decrease in variable interest rate [member]
Disclosure of significant accounting policies [line items]
Decrease in net result		100,000	400,000	€ 500,000
Single most important customer [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Accounts receivable from customer		€ 5,900,000	€ 5,100,000
Percentage of accounts receivable		33.00%	45.00%
Customer one [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer		65.00%	25.00%	85.00%
Customer two [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer		25.00%	25.00%	5.00%
Customer three [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer		5.00%	10.00%	5.00%
Lanthio Pharma B.V [member]
Disclosure of significant accounting policies [line items]
Percentage of indirect ownership in subsidiary		100.00%